Financial Instruments - Long-Term Debt Outstanding Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Disclosure - Financial Instruments - Long-Term Debt Outstanding Maturities [Abstract]
2016	$ 3,990
2017	3,963
2018	2,399
2019	4,771
AFTER 2019	16,418
Total	$ 31,541